U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 4, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Total Fund Solution (the “Trust”)
Registration Statement on Form N-14 (File No. 333-261355)
Cromwell CenterSquare Real Estate Fund (S000074018)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Cromwell CenterSquare Real Estate Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated January 3, 2022, and filed electronically as Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N‑14 on December 29, 2021.

If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Total Fund Solution